UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22481

Apollo Senior Floating Rate Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

March 31, 2013 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) - 134.7%
AEROSPACE & DEFENSE - 6.0%
CAMP Systems, Inc. First Lien Refinanced Term Loan, 5.25%, 05/31/19	1,313,400	1,330,638
Second Lien Initial Term Loan, 10.00%, 11/30/19	1,000,000	1,030,625
Deltek, Inc. First Lien Term Loan, 5.00%, 10/10/18	1,185,030	1,196,389
ILC Industries, LLC First Lien Term Loan, 7.50%, 07/11/18	4,418,869	4,404,132
Scitor Corp. Term Loan, 5.00%, 02/15/17	3,638,098	3,657,798
Sequa Corp. Initial Term Loan, 5.25%, 06/19/17	967,575	985,195
SI Organization, Inc. (The) New Tranche B Term Loan, 4.50%, 11/22/16	246,222	246,734
SRA International Term Loan, 6.50%, 07/20/18	4,885,901	4,885,901

		17,737,412

AUTOMOTIVE - 4.8%
Chrysler, LLC Tranche B Term Loan, 6.00%, 05/24/17	4,364,948	4,452,553
Fram Group Holdings, Inc. First Lien Term Loan B, 6.50%, 07/29/17	925,904	940,177
Second Lien Term Loan, 10.50%, 01/29/18 (b)	2,000,000	2,040,000
Metaldyne Company LLC USD Term Loan, 5.00%, 12/18/18	3,069,308	3,100,001
Schaeffler AG (Germany) Term Loan C, 4.25%, 01/27/17 (c)	1,765,000	1,788,528
Transtar Industries, Inc. First Lien Term Loan, 5.50%, 10/09/18	191,040	193,427
Second Lien Term Loan, 9.75%, 10/09/19 (b)	1,500,000	1,545,000

		14,059,686

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 14.9%
Alliant Holdings I, LLC Initial Term Loan, 5.00%, 12/20/19	1,425,428	1,446,517
American Capital, Ltd. Senior Secured Term Loan, 5.50%, 08/22/16 (b)	1,409,000	1,435,419
Amwins Group First Lien New Term Loan, 09/06/19 (d)	1,454,355	1,474,810
Asurion, LLC Incremental Tranche B-1 Term Loan, 4.50%, 05/24/19	3,738,966	3,785,479

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE AND REAL ESTATE (continued)
BATS Global Markets, Inc. Term Loan, 7.00%, 12/19/18	5,775,000	5,807,513
BNY ConvergEX Group, LLC First Lien Term Loan, 5.25%, 12/19/16	3,194,396	3,189,748
CNO Financial Group, Inc. Tranche B-2 Term Loan, 5.00%, 09/28/18	609,779	618,355
Compass Investors Inc. Initial Term Loan, 5.25%, 12/27/19	4,358,078	4,415,277
Duff & Phelps Term Loan B, 03/14/20 (d)	1,531,000	1,551,102
EZE Castle Software, Inc. First Lien Term Loan, 5.25%, 12/19/16	1,446,087	1,443,983
Eze Software Group Term Loan 2, 03/14/21 (d)	500,000	511,249
Term Loan B, 03/14/20 (d)	675,000	686,252
Hamilton Lane Term Loan B, 5.25%, 02/28/18 (b)	962,500	970,922
MMM Holdings, Inc. MMM Term Loan, 9.75%, 12/12/17	895,631	901,794
MSO of Puerto Rico, Inc. MSO Term Loan, 9.75%, 12/12/17	651,368	655,850
Ocwen Loan Servicing, LLC Initial Term Loan, 5.00%, 02/15/18	803,000	818,257
Sedgwick Claims Management Services, Inc. Term B-2 Loan, 4.00%, 12/31/16	3,849,260	3,880,516
SG Acquisition, Inc. First Lien Initial Term Loan, 7.25%, 12/21/18 (b)	2,837,888	2,852,077
VFH Parent LLC Term Loan, 5.75%, 07/08/16	2,997,167	3,038,378
Walter Investment Management Corp. Tranche B Term Loan, 5.75%, 11/28/17	4,608,714	4,697,593

		44,181,091

BEVERAGE, FOOD & TOBACCO - 1.9%
AdvancePierre Foods, Inc. First Lien Term Loan, 5.75%, 07/10/17	997,500	1,013,460
Second Lien Term Loan, 9.50%, 10/10/17	3,000,000	3,107,505
OSI Restaurant Group Term Loan, 4.75%, 10/28/19	1,419,600	1,441,448

		5,562,413

CAPITAL EQUIPMENT - 0.6%
Tomkins PLC 2L+ Second Lien Initial Term Loan, 9.25%, 05/11/20	1,600,000	1,648,000

See accompanying Notes to Schedule of Investments.  |  1

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2013 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans (a) (continued)
CHEMICALS, PLASTICS, & RUBBER - 7.3%
Arizona Chemicals Term Loan, 5.25%, 12/22/17	999,462	1,017,992
DuPont Performance Coatings Initial Term B Loan, 4.75%, 02/01/20	5,068,000	5,143,767
HII Holding Corp. First Lien U.S. Term Loan, 5.00%, 12/20/19	997,500	1,014,647
Ineos US Finance LLC Cash Dollar Term Loan, 6.50%, 05/04/18	5,188,364	5,284,712
Monarch (Luxembourg) First Lien Term B-2 Loan, 09/20/19 (c) (d)	655,000	664,006
NuSil Technology, LLC Term Loan, 5.00%, 04/07/17	2,863,363	2,888,876
Tronox, Inc. (Netherlands) Term B Loan, 03/13/20 (c) (d)	744,000	755,856
Univar, Inc. Term B Loan, 5.00%, 06/30/17	4,887,521	4,944,363

		21,714,219

CONSUMER GOODS: DURABLE - 2.3%
Serta Simmons Holdings, LLC Term Loan, 5.00%, 10/01/19	2,916,000	2,960,834
SRAM, LLC First Lien Term Loan, 4.75%, 06/07/18 (b)	2,131,973	2,137,303
Second Lien Term Loan, 8.50%, 12/07/18 (b)	1,650,000	1,683,000

		6,781,137

CONSUMER GOODS: NON-DURABLE - 2.0%
Armored AutoGroup, Inc. New Term Loan, 6.00%, 11/05/16	2,702,695	2,702,020
IG Investments Holdings LLC First Lien Term Loan, 6.25%, 08/25/16	3,280,154	3,317,056

		6,019,076

CONTAINERS, PACKAGING AND GLASS - 3.9%
Berlin Packaging Term Loan 1, 03/28/20 (d)	500,000	505,312
Pelican Products, Inc. First Lien Term Loan, 7.00%, 07/11/18	4,806,938	4,848,998
Reynolds Group Holdings Inc. U.S. Term Loan, 4.75%, 09/28/18	2,626,281	2,668,209
Tank Holding Corp. (Roto Acquisition Corp.) Term Loan 1, 4.25%, 07/09/19	3,562,950	3,574,085

		11,596,604

ENERGY: OIL & GAS - 1.4%
EMG Utica Term Loan 1, 03/27/20 (d)	1,553,000	1,564,648

	Principal Amount ($)	Value ($)
ENERGY: OIL & GAS (continued)
Samson Investment Co. Second Lien Initial Term Loan, 6.00%, 09/25/18	1,273,000	1,290,109
W3 Co. First Lien Term Loan, 5.75%, 03/13/20	1,266,000	1,279,192

		4,133,949

ENVIRONMENTAL INDUSTRIES - 2.8%
Advanced Disposal Term B Loan, 4.25%, 10/09/19	2,453,850	2,484,781
EnergySolutions, LLC (aka Envirocare of Utah, LLC) Term Loan, 6.25%, 08/15/16	3,641,153	3,681,206
Tervita Corp. (Canada) Term Loan, 6.25%, 05/15/18 (c)	2,214,000	2,245,140

		8,411,127

HEALTHCARE & PHARMACEUTICALS - 15.2%
ABB/Con-Cise Optical Group, LLC Term Loan, 5.50%, 02/06/19	1,541,000	1,553,528
Aptalis Pharma, Inc. Term B-1 Loan, 5.50%, 02/10/17	2,895,380	2,925,781
Ardent Medical Services First Lien Term Loan, 6.75%, 07/02/18	2,532,653	2,583,306
ATI Holdings, Inc. Term Loan, 5.75%, 12/20/19	1,099,245	1,115,734
Bausch & Lomb, Inc. Parent Term Loan, 5.25%, 05/17/19	2,066,385	2,090,179
Carestream Finance LP Term Loan B, 5.00%, 02/25/17	4,896,827	4,926,135
Catalent Pharma Solutions, Inc. Dollar Term-2 Loan, 4.25%, 09/15/17	2,122,600	2,145,153
ConvaTec, Inc. Dollar Term Loan, 5.00%, 12/22/16	550,000	560,725
DJO Finance LLC Tranche B Term Loan, 09/15/17 (d)	678,300	689,885
Healogics, Inc. First Lien Term B Loan, 5.25%, 02/05/19	1,036,000	1,049,986
InVentiv Health, Inc. Consolidated Term Loan, 7.50%, 08/04/16	2,387,546	2,377,602
Term B-3 Loan, 7.75%, 05/15/18	685,221	680,081
Medpace Intermediateco, Inc. Term B Loan, 6.50%, 06/19/17 (b)	5,533,947	5,547,782
Pharmaceutical Product Development, Inc. 2013 Term Loan, 4.25%, 12/05/18	3,471,150	3,521,291
Physician Oncology Services, LP Delayed Draw Term Loan, 7.75%, 01/31/17 (b)	121,196	121,196

2  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2013 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans (a) (continued)
HEALTHCARE & PHARMACEUTICALS (continued)
Effective Date Term Loan, 7.75%, 01/31/17 (b)	995,288	995,288
Rural/Metro Corporation First Lien Term Loan B, 5.75%, 06/30/18	2,949,962	2,971,291
Sage Products First Lien Replacement Term Loan, 4.25%, 12/13/19	2,128,000	2,145,290
Select Medical Corp. Tranche B Term Loan, 5.50%, 06/01/18	3,438,750	3,468,306
Sheridan Holdings, Inc. Term Loan B, 4.50%, 06/29/18	1,616,704	1,632,119
U.S. Renal Care, Inc. First Lien Initial Term Loan, 6.25%, 07/03/19	992,500	1,009,869
Second Lien Term Loan, 10.25%, 01/03/20	818,000	834,360

		44,944,887

HIGH TECH INDUSTRIES - 8.1%
Freescale Semiconductor, Inc. Tranche B-3 Term Loan, 12/01/16 (d)	221,000	223,209
Infor (US), Inc. Tranche B-2 Term Loan, 5.25%, 04/05/18	2,729,409	2,777,174
Kronos, Inc. First Lien Incremental Term Loan, 4.50%, 10/30/19	3,990,000	4,053,182
Oberthur Technologies (France) Term Loan B, 6.25%, 11/30/18 (c)	2,985,000	2,985,000
OpenLink International, Inc. Initial Term Loan, 7.75%, 10/30/17	2,138,925	2,147,481
Sophia, L.P. Term B Loan, 4.50%, 07/19/18	2,691,630	2,734,360
Sophos (Luxembourg) Term B Loan, 6.50%, 05/10/19 (c)	1,899,645	1,922,203
Vision Solutions, Inc. First Lien Term Loan, 6.00%, 07/23/16 (b)	4,403,848	4,425,868
Wall Street Systems Delaware, Inc. First Lien Term Loan, 5.75%, 10/25/19	1,303,733	1,320,844
Second Lien Term Loan, 9.25%, 10/25/20	1,400,000	1,414,000

		24,003,321

HOTEL, GAMING & LEISURE - 4.7%
Cannery Casino Resorts, LLC First Lien Term Loan, 6.00%, 10/02/18	995,000	1,014,014
Centaur Gaming Second Lien Term Loan, 02/20/20 (d)	826,000	842,520
Term Loan 1, 02/20/19 (d)	605,000	614,831

	Principal Amount ($)	Value ($)
HOTEL, GAMING & LEISURE (continued)
Freedom Group Term B Loan, 5.50%, 04/19/19	2,837,888	2,855,625
IntraWest US Holdings Inc. (Luxembourg) First Lien Term Loan, 7.00%, 12/04/17 (c)	2,269,312	2,320,383
Orbitz Worldwide, Inc. Term C Loan, 03/25/19 (d)	2,565,000	2,595,459
Peninsula Gaming, LLC Term B Loan, 5.75%, 11/20/17	1,582,035	1,611,698
Peppermill Casinos, Inc. Term Loan B, 7.25%, 11/09/18	1,995,000	2,043,628

		13,898,158

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 5.2%
Acosta, Inc. Term D Loan, 5.00%, 03/02/18	896,753	911,047
Advantage Sales & Marketing, Inc. 2013 First Lien Term Loan, 4.25%, 12/18/17	2,907,902	2,945,167
Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche B Term Loan (Extended), 5.71%, 07/05/17 (d)	2,085,850	1,542,225
Merrill Communications, LLC Term Loan, 03/08/18 (d)	3,490,000	3,497,852
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.) Term B Loan, 4.25%, 06/29/18	1,621,850	1,642,529
RDA Holdings Dip NM Loan Facility (DIP), 11.00%, 10/31/13 (b)	3,004,555	2,989,532
SymphonyIRI Group, Inc. Term Loan B, 12/01/17 (d)	1,850,394	1,873,524

		15,401,876

MEDIA: BROADCASTING & SUBSCRIPTION - 6.8%
Clear Channel Communications, Inc. Term Loan B, 3.85%, 01/29/16 (d)	626,821	557,323
Crown Media Holdings, Inc. Term Loan, 5.25%, 07/14/18	1,556,190	1,567,862
Entercom Communications Corp. Term B-1 Loan, 5.02%, 11/23/18	1,857,641	1,894,505
Granite Broadcasting Corp. First Lien Tranche B Term Loan, 9.50%, 05/23/18 (b)	3,183,732	3,191,692
Gray Television, Inc. Initial Term Loan, 4.75%, 10/12/19	1,558,730	1,579,835
Hubbard Radio, LLC Tranche 1 Term Loan, 4.50%, 04/28/17	500,000	506,249
SESAC Holdco II LLC First Lien Term Loan, 6.00%, 02/07/19	557,603	563,527

See accompanying Notes to Schedule of Investments.  |  3

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2013 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) (continued)

MEDIA: BROADCASTING & SUBSCRIPTION (continued)
Univision Communications, Inc. 2013 Converted Extended First-Lien Term Loan, 4.75%, 03/01/20	3,485,630	3,509,036
2013 New First-Lien Term Loan, 4.75%, 03/01/20	1,500,000	1,509,938
WideOpenWest Finance, LLC Term Loan, 6.25%, 07/17/18	5,236,210	5,301,243

		20,181,210

MEDIA: DIVERSIFIED & PRODUCTION - 1.1%

Technicolor S.A. (France) Term A2 Facility, 7.00%, 05/26/16 (c)	821,934	830,840
Term B2 Facility, 8.00% 05/26/17 (c)	2,462,101	2,488,778

		3,319,618

METALS & MINING - 0.3%

Waupaca Foundry, Inc. Term Loan, 5.75%, 06/29/17	974,065	988,676

RETAIL - 9.7%

99 Cents Only Stores Tranche B-1 Term Loan, 5.25%, 01/11/19	3,861,000	3,917,197
Burlington Coat Factory Warehouse Corp. Term B-1 Loan, 5.50%, 02/23/17	7,400,433	7,513,179
Gymboree Corp. (The) Term Loan 2011, 5.00%, 02/23/18	3,640,538	3,537,183
HMK Intermediate Holdings LLC Term Loan, 7.25%, 03/30/19 (b)	1,138,500	1,148,462
Rite Aid Corp. Second Lien Term Loan, 5.75%, 08/21/20	756,000	784,981
Savers, Inc. New Term Loan, 5.00%, 07/09/19	3,870,652	3,925,074
Smart & Final, Inc. First Lien Term Loan, 5.75%, 11/15/19	2,503,725	2,543,634
Second Lien Term Loan, 10.50%, 11/15/20	2,959,000	3,073,661
Yankee Candle Co., Inc. (The) Initial Term Loan, 5.25%, 04/02/19	2,364,776	2,385,054

		28,828,425

SERVICES: BUSINESS - 18.0%

Brock Holdings III, Inc. First Lien Term Loan, 6.01%, 03/16/17	2,103,529	2,129,824
Second Lien Initial Term Loan, 10.00%, 03/16/18	6,250,000	6,335,938
Centerplate, Inc. Term Loan A, 10/15/18 (d)	80,000	80,699
Term Loan A, 5.75%, 10/15/18	955,200	962,961

	Principal Amount ($)	Value ($)
SERVICES: BUSINESS (continued)
Endurance Business Media, Inc. First Lien Term Loan, 6.25%, 11/09/19	2,705,220	2,730,595
Second Lien Term Loan, 10.25%, 05/09/20	1,667,000	1,682,111
GCA Services Group, Inc First Lien Initial Term Loan, 5.25%, 11/01/19	997,692	1,003,614
Second Lien Initial Term Loan, 9.25%, 11/01/20	1,043,000	1,047,563
Global Cash Access, Inc. Term Loan, 7.00%, 03/01/16	1,678,571	1,696,759
HD Supply, Inc. Term Loan, 4.50%, 10/12/17	2,804,905	2,837,638
Hudson Products Holdings Inc. Term Loan 2012, 7.00%, 06/07/17	1,626,754	1,643,022
Infogroup, Inc. Term B Loan, 5.75%, 05/26/18	1,448,815	1,323,854
Mirror Bidco Corp. Term Loan, 5.25%, 12/28/19	938,648	950,381
Patheon, Inc. (Canada) Initial Term Loan, 7.25%, 12/14/18 (c)	2,327,168	2,367,893
Sabre Holdings Term B Loan, 5.25%, 02/19/19	2,253,353	2,286,939
SMG First Lien Term Loan, 5.50%, 06/07/18 (b)	1,548,220	1,561,767
Second Lien Term Loan, 10.75%, 12/07/18 (b)	1,000,000	1,005,000
SNL Financial LC Term Loan, 5.50%, 10/23/18	997,500	1,002,901
SS&C Technologies Holdings Europe S.A.R.L. Funded Term B-2 Loan, 5.00%, 06/07/19 (c)	322,620	327,862
SS&C Technologies, Inc./ Sunshine Acquisition Funded Term B-1 Loan, 5.00%, 06/07/19	3,118,658	3,169,337
Sutherland Global Term Loan, 03/06/19 (b) (d)	4,954,000	4,916,845
Transfirst Holdings, Inc. First Lien Term B Loan, 6.25%, 12/27/17	1,341,637	1,365,539
Second Lien Initial Term Loan, 11.00%, 06/27/18	2,500,000	2,548,450
Travelport LLC Term Loan, 11.00%, 11/22/15	1,486,000	1,525,008
Trinet HR Corporation (SOI Holdings, Inc.)
Term B Loan, 6.50%, 10/24/18 (b)	997,500	1,007,475
U.S. Foods, Inc. (aka U.S. Foodservice, Inc.) Term Loan (2011), 5.75%, 03/31/17	4,900,000	4,966,493

4  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2013 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) (continued)
SERVICES: BUSINESS (continued)
Washington Inventory Service First Lien U.S. Term Loan, 5.75%, 12/20/18 (b)	910,718	919,825

		53,396,293

SERVICES: CONSUMER - 1.6%
Barbri, Inc. (Gemini Holdings, Inc.) Term Loan, 6.00%, 06/19/17	3,485,000	3,493,712
Laureate Education, Inc. Series 2018 Extended Term Loan, 5.25%, 06/15/18	1,187,979	1,201,718

		4,695,430

TELECOMMUNICATIONS - 12.6%
Avaya, Inc. Term B-3 Loan, 4.79%, 10/26/17	8,206,462	7,765,365
Fairpoint Communications, Inc. Term Loan, 7.50%, 02/14/19 (d)	1,074,038	1,049,276
Fibertech Networks, LLC Term Loan, 4.75%, 12/18/19	3,150,105	3,185,544
Global Tel*Link Corp. Replacement Term Loan, 6.00%, 12/14/17	3,282,185	3,299,121
Integra Telecom Holdings, Inc. Initial Term Loan, 6.00%, 02/22/19	1,076,000	1,092,985
Level 3 Financing, Inc. Tranche B 2016 Term Loan, 4.75%, 02/01/16	2,140,245	2,174,136
Securus Technologies Holdings, Inc. First Lien Tranche 1 Term Loan, 6.50%, 05/31/17	1,984,848	1,987,330
First Lien Tranche 2 Term Loan, 6.50%, 05/31/17	1,760,220	1,762,420
Sidera Networks, Inc. Term Loan, 6.00%, 08/26/16	4,900,000	4,903,062
U.S. TelePacific Corp. Term Loan, 5.75%, 02/23/17	4,910,309	4,907,240
Zayo Group, LLC (Zayo Capital, Inc.) Term Loan, 4.50%, 07/02/19	5,010,195	5,067,987

		37,194,466

TRANSPORTATION: CARGO - 1.8%
American Petroleum Term B Loan, 09/28/19 (d)	540,000	541,350
Commercial Barge Line Co. Term Loan 1, 09/22/19 (b) (d)	1,135,000	1,140,675
YRCW Receivables LLC Term B Loan, 11.25%, 09/30/14	3,693,750	3,767,625

		5,449,650

TRANSPORTATION: CONSUMER - 1.3%
AWAS Finance (Luxembourg) Term Loan, 3.50%, 07/16/18 (c)	1,155,093	1,164,120

	Principal Amount ($)	Value ($)

TRANSPORTATION: CONSUMER (continued)
Landmark Aviation FBO Canada, Inc. (Canada) Canadian Term Loan, 5.75%, 10/25/19 (b) (c)	210,644	213,803
LM U.S. Member LLC (LM U.S. Corp. Acquisition, Inc.) First Lien Initial Term Loan, 5.75%, 10/25/19 (b)	2,485,599	2,522,882

		3,900,805

UTILITIES: ELECTRIC - 0.4%
Panda Sherman Power, LLC
Construction Term Loan Advances, 9.00%, 09/14/18 (b)	1,200,000	1,218,000

Total Senior Loans (Cost $392,264,371)		399,265,529

Corporate Notes and Bonds - 12.0%
ENVIRONMENTAL INDUSTRIES - 1.2%
Tervita Corp. (Canada) 8.00%, 11/15/18 (c) (e)	1,000,000	1,035,625
9.75%, 11/01/19 (c) (e)	2,604,000	2,564,940

		3,600,565

HEALTHCARE & PHARMACEUTICALS - 1.0%
Rural/Metro Corporation 10.13%, 07/15/19 (b) (e)	3,000,000	3,067,500

HOTEL, GAMING & LEISURE - 1.0%
Diamond Resorts Corp. 12.00%, 08/15/18	2,600,000	2,886,000

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 1.3%
Cengage Learning Acquisitions, Inc. (Thomson Learning) 11.50%, 04/15/20 (e)	1,257,000	955,320
12.00%, 06/30/19 (e)	3,501,000	822,735
Reader’s Digest Association, Inc. (The) 9.50%, 02/15/17 (f) (g)	5,021,000	1,933,085

		3,711,140

MEDIA: BROADCASTING & SUBSCRIPTION - 1.0%
Intelsat Luxembourg SA (Luxembourg) 7.75%, 06/01/21 (c) (d) (e)	1,000,000	1,020,000
Nara Cable Funding, Ltd. (Ireland) 8.88%, 12/01/18 (c) (e)	1,973,000	2,046,988

		3,066,988

METALS & MINING - 0.6%
Global Brass and Copper, Inc. 9.50%, 06/01/19 (e)	1,714,000	1,906,825

SERVICES: BUSINESS - 3.7%
First Data Corp. 12.63%, 01/15/21	10,000,000	10,887,500

See accompanying Notes to Schedule of Investments.  |  5

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2013 (unaudited)

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds (continued)

UTILITIES: ELECTRIC - 2.2%

Texas Competitive Electric Holdings Co., LLC (TCEH Finance, Inc.) 11.50%, 10/01/20 (e)	8,500,000	6,396,250

Total Corporate Notes and Bonds (Cost $42,483,550)		35,522,768

Total Investments-146.7%		434,788,297
(Cost of $434,747,921) (h)
Other Assets & Liabilities, Net-5.1%		15,043,949
Loan Outstanding-(41.4)%		(122,704,615)
Series A Preferred Shares-(10.4)%		(30,680,000)

Net Assets (Applicable to Common Shares)-100.0%		296,447,631

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans typically hold a first lien interest and pay interest at rates that are periodically determined on the basis of a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are generally (i) the lending rate offered by one or more European banks such as the London Interbank Offered Rate, (ii) the prime rate offered by one or more major United States banks and/or (iii) the certificate of deposit rate used by commercial lenders. The rate shown represents the weighted average rate at March 31, 2013. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	Foreign issuer traded in U.S. dollars.
(d)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(e)	Securities exempt from registration under Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2013, these securities amounted to $19,816,183 or 6.7% of net assets.
(f)	Non-accrual status.
(g)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2013.
(h)	Cost for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$9,323,808
Gross unrealized depreciation	(9,283,432)

Net unrealized depreciation	$40,376

6  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments

As of March 31, 2013 (unaudited)

Security Valuation

Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean price based on valuations provided by approved independent third party pricing services. Securities and assets for which market quotations are not readily available or for which the valuations provided by the primary pricing sources are believed to be unreliable are valued at fair value pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Market quotations may be deemed not to represent fair value in certain circumstances where Apollo Credit Management, LLC, the investment adviser, reasonably believes that facts and circumstances applicable to an issuer, a seller or purchaser or the market for a particular security causes current market quotes not to reflect the fair value of the security. Examples of these events could include situations in which material events are announced after the close of the market on which a security is primarily traded, when a security trades infrequently causing a quoted purchase or sale price to become stale, or in the event of a “fire sale” by a distressed seller.

Senior loans and corporate notes and bonds are priced based on valuations provided by approved independent, third-party pricing services or brokers, if available. If a price is not available from an independent, third-party pricing service or broker, or if the price provided by the independent third-party pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board. These procedures can, but are not obligated to, take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities, (iv) whether any dealer quotations for the security are available and considered reliable and (v) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements:

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market.

  |  7

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

As of March 31, 2013 (unaudited)

The valuation techniques used by the Fund to measure fair value at March 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. All investments at March 31, 2013 were valued using prices provided by an approved third party pricing service and/or broker quotes. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the levels of the Fund’s investment securities as of March 31, 2013 are as follows:

Investments in Securities:	Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Senior Loans	$399,265,529	$—	$353,675,716	$45,589,813
Corporate Notes and Bonds	35,522,768	—	32,455,268	3,067,500

Total Investments	$434,788,297	$—	$386,130,984	$48,657,313

The Fund did not have any liabilities that were measured at fair value at March 31, 2013. The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2013.

	Total Fair Value	Senior Loans	Corporate Notes and Bonds

Fair Value, beginning of period	$56,173,954	$50,723,074	$5,450,880
Purchases	9,036,807	9,036,807	—
Sales	(3,534,850)	(3,534,850)	—
Accrued discounts/premiums	31,959	30,822	1,137
Total net realized gain	26,497	26,497	—
Total net unrealized gains	957,043	776,620	180,423
Transfers into Level 3	10,017,065	10,017,065	—
Transfers out of Level 3	(24,051,162)	(21,486,222)	(2,564,940)

Fair Value, end of period	$48,657,313	$45,589,813	$3,067,500

Investments were transferred out of and into Level 3 and into/from Level 2 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by Apollo Credit Management, LLC and its affiliates. Net change in unrealized gains (losses) attributable to Level 3 investments still held at March 31, 2013 was $957,043.

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.

8  |

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Apollo Senior Floating Rate Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	May 17, 2013

By (Signature and Title)	/s/ Jodi Sarsfield
Jodi Sarsfield, Treasurer and Chief Financial Officer
(principal financial officer)

Date	May 17, 2013